Investments (Details) - USD ($)		1 Months Ended
		Jan. 31, 2024	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2023	Sep. 30, 2022
Investments [Line Items]
Company acquired equity interest	[1]		$ 11,038,160	$ 11,510,894
Equity interest		$ 2,849,977
Linyi Xing Caitong New Energy Partnership
Investments [Line Items]
Equity interest percentage					25.00%
Company acquired equity interest					$ 6,853,070
Shanghai Mingli New Energy Technology Co., Ltd.. [Member]
Investments [Line Items]
Equity interest percentage				40.00%
Company acquired equity interest				$ 4,075,467
Chongqing Chenglu Technology Co., Ltd
Investments [Line Items]
Equity interest percentage						6.00%
Changzhou Huiyu Yidian Venture Capital Co., Ltd
Investments [Line Items]
Company acquired equity interest						$ 3,479,252
Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership)
Investments [Line Items]
Equity interest percentage		3.6554%

[1]	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was subsequently accounted for using the equity method. In September 2024, the Company paid $4,075,467 to acquire 40% equity interest of Shanghai Mingli New Energy Technology Co., Ltd.